Hodges Fund (Prospectus Summary) | Hodges Fund
HODGES FUND
Investment Objective
The Hodges Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Hodges Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Hodges Fund	Class R	Class I
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 30 days of purchase (Class R) and within 60 days of purchase (Class I))	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hodges Fund	Class R	Class I
Management Fees	0.85%	0.85%
Distribution and Service (Rule 12b-1) Fees	0.25%	none
Other Expenses	0.39%	0.33%
Total Annual Fund Operating Expenses	1.49%	1.18%

Example
This Example is intended to help you compare the costs of investing in the
Hodges Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Hodges Fund for the time periods indicated and then redeem all of your shares at the end of those periods.
The Example also assumes that your investment has a 5% return each year and that the Hodges Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hodges Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class R	152	471	813	1,779
Class I	120	375	649	1,432

Portfolio Turnover
The Hodges Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Hodges Fund's performance. During the most recent fiscal year, the Hodges Fund's portfolio turnover rate was 51% of the average value of its portfolio.
Principal Investment Strategies
The Hodges Fund invests in common stocks of companies of any market capitalization, small, medium or large. The Fund managers invest in what could be described as value situations. In selecting investments, the Advisor can also invest where it is deemed appropriate in companies whose shares are out of favor, but appear to have prospects for above-average growth over an extended period of time.

Although not a primary investment strategy, the Fund may engage in short-sale transactions with respect to 25% of its net assets. The Fund may also invest in money market instruments and may, from time to time, purchase put and call options on U.S. traded stocks or security indices. The Fund may also sell options and write "covered" call options.

The Hodges Fund may also invest up to 25% of its net assets in moderate growth stocks whose shares offer a high dividend yield and in the stocks of foreign companies which are U.S. dollar denominated and traded on a domestic national securities exchange, including American Depositary Receipts ("ADRs").

The Advisor will consider selling a security in the Hodges Fund's portfolio if that security has become overvalued or has reached its growth potential.
In addition, in an attempt to increase the Hodges Fund's tax efficiency or to satisfy certain tax diversification requirements, the Advisor may take tax considerations into account in deciding whether or when to sell a particular stock. The Fund's portfolio turnover could exceed 100% in a given year. A high portfolio turnover may result in the realization and distribution of capital gains, as well as higher transaction costs.
Principal Investment Risks
There is a risk that you could lose all or a portion of your investment in the
Hodges Fund. The following principal risks can affect the value of your investment:

o  General Market Risk: The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

o  Equity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

o  Management Risk: The Advisor may fail to implement the Hodges Fund's investment strategies and meet its investment objective.

o  Short Sales Risk: Short sale strategies can be riskier than "long" investment strategies. The Hodges Fund may seek to hedge investments or realize additional gains through short sales. Because the Hodges Fund may short positions it does not own, potential losses to the Hodges Fund are unlimited.

o  Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Hodges Fund, including brokerage commissions and dealer mark-ups and other transaction costs. This may also result in adverse tax consequences for Hodges Fund shareholders.

o  Foreign Securities Risk: Foreign securities are subject to increased risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. The Hodges Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

o  Large Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

o  Futures and Options (Derivatives) Risk: The use of derivative instruments involves risks different from, or greater than, the risks of investing directly in securities and more traditional investments. Derivative products are highly specialized investments that require investment techniques and risk analyses different than those associated with stocks.

o  Smaller Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.
Performance
The following performance information provides some indication of the risks of investing in the Hodges Fund. The bar chart below illustrates how Class R shares of the Hodges Fund's total returns have varied from year to year. The table below illustrates how the Hodges Fund's average annual total returns for 1, 5 and 10-year periods compare with that of a broad-based securities index. The
Hodges Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website at www.hodgesmutualfunds.com.
Hodges Fund Calendar Year Total Returns Class R

The Hodges Fund's year-to-date return for Class R shares as of the most recent calendar quarter ended June 30, 2012 was 6.04%.

                    Highest Quarterly Return: 2Q, 2003 45.08%

Lowest Quarterly Return: 4Q, 2008 -32.21%
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns Hodges Fund	Label	1 Year	5 Years	10 Years
Class R	Class R Shares Return Before Taxes	(13.42%)	(4.78%)	5.98%
Class R After Taxes on Distributions	Class R Shares Return After Taxes on Distributions	(13.42%)	(4.93%)	5.76%
Class R After Taxes on Distributions and Sales	Class R Shares Return After Taxes on Distributions and Sale of Fund Shares	(8.73%)	(4.03%)	5.26%
Class I	Class I Shares Return Before Taxes	(13.15%)	(4.55%)	6.24%
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Class I shares commenced operations on December 1, 2008. Performance shown prior to the inception of Class I shares reflects the performance of the Hodges Fund's
Class R shares, adjusted to reflect Class I expenses.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs"). The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon redemption of Fund shares, a tax deduction is provided that benefits the investor.